UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended June 30, 2010

Check here if Amendment (  );	Amendment Number:
This Amendment (Check only one.):	( ) is a restatement.
					( ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Capital Investment Services of America, Inc.
Address:	700 N. Water Street
		Suite 325
		Milwaukee, Wisconsin  53202

13F File Number: 28-1931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert W. Stroshine
Title:	Principal
Phone:	414-278-7744
Signature, Place, and Date of Signing:
Robert W. Stroshine  Milwaukee, Wisconsin  July 9, 2010

Report Type (Check only one.):
(X) 13F Holdings Report.
( ) 13F Notice.
( ) 13F Combination Report.

Form 13F Summary Page

Report Summary:

Form 13F Information Table Entry Total:	53

Form 13F Information Table Value Total:	$246,372

Number of Other Included Managers:	0

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A F L A C INC                  com              001055102     6479 151839.21SH       SOLE                151839.21
A T & T INC NEW                com              00206R102      288 11925.00 SH       SOLE                 11925.00
ABBOTT LABORATORIES            com              002824100      233  4976.00 SH       SOLE                  4976.00
ALBERTO CULVER CO NEW          com              013078100     7177 264926.53SH       SOLE                264926.53
AMETEK INC NEW                 com              031100100     6305 157028.00SH       SOLE                157028.00
ANSYS INC                      com              03662q105     6756 166526.00SH       SOLE                166526.00
APOLLO GROUP INC CL A          com              037604105     5340 125736.00SH       SOLE                125736.00
AUTO DATA PROCESSING           com              053015103     7555 187652.67SH       SOLE                187652.67
BALCHEM CORP                   com              057665200     4252 170100.00SH       SOLE                170100.00
BB&T CORPORATION               com              054937107     4151 157780.00SH       SOLE                157780.00
BERKSHIRE HATHAWAY B NEW CLASS com              846702074      327  4100.00 SH       SOLE                  4100.00
C H ROBINSON WORLDWD NEW       com              12541W209     6835 122801.56SH       SOLE                122801.56
CISCO SYSTEMS INC              com              17275r102     6757 317085.00SH       SOLE                317085.00
COVANCE INC                    com              222816100     6564 127911.00SH       SOLE                127911.00
CROSSTEX ENERGY L P            com              22765u102      105 10000.00 SH       SOLE                 10000.00
DANAHER CORP DEL               com              235851102     8845 238280.26SH       SOLE                238280.26
ECOLAB INC                     com              278865100     7829 174330.20SH       SOLE                174330.20
ENTERPRISE PRD PRTNRS LP       com              293792107      849 24006.60 SH       SOLE                 24006.60
EXPEDITORS INTL WASH           com              302130109     5718 165703.00SH       SOLE                165703.00
EXXON MOBIL CORPORATION        com              30231g102      665 11644.00 SH       SOLE                 11644.00
FASTENAL CO                    com              311900104      404  8050.00 SH       SOLE                  8050.00
FISERV INC                     com              337738108     9060 198422.00SH       SOLE                198422.00
GENERAL ELECTRIC COMPANY       com              369604103      720 49936.00 SH       SOLE                 49936.00
GENERAL MILLS INC              com              370334104      263  7400.00 SH       SOLE                  7400.00
GOOGLE INC CLASS A             com              38259p508     3251  7306.00 SH       SOLE                  7306.00
ILLINOIS TOOL WORKS INC        com              452308109     6405 155166.32SH       SOLE                155166.32
INTEL CORP                     com              458140100      245 12584.00 SH       SOLE                 12584.00
JOHNSON & JOHNSON              com              478160104     8207 138962.09SH       SOLE                138962.09
KINDER MORGAN ENERGY LP UNIT L com              494550106      586  9000.00 SH       SOLE                  9000.00
MARSHALL & ILSLEY CP NEW       com              571837103     4152 578268.05SH       SOLE                578268.05
MEDTRONIC INC                  com              585055106     6471 178409.47SH       SOLE                178409.47
MICROSOFT CORP                 com              594918104     7077 307549.71SH       SOLE                307549.71
NORTHERN TRUST CORP            com              665859104     5878 125868.00SH       SOLE                125868.00
OMNICOM GROUP INC              com              681919106      768 22380.00 SH       SOLE                 22380.00
ORACLE CORPORATION             com              68389X105     5984 278823.14SH       SOLE                278823.14
PATTERSON COMPANIES            com              703395103      334 11700.00 SH       SOLE                 11700.00
PAYCHEX INC                    com              704326107     7100 273408.20SH       SOLE                273408.20
PEPSICO INCORPORATED           com              713448108     6583 108007.00SH       SOLE                108007.00
PFIZER INCORPORATED            com              717081103      315 22071.00 SH       SOLE                 22071.00
PRIVATEBANCORP INC             com              742962103     4110 370900.48SH       SOLE                370900.48
PROCTER & GAMBLE               com              742718109     7875 131295.43SH       SOLE                131295.43
QUALCOMM INC                   com              747525103     5780 176000.00SH       SOLE                176000.00
RESMED INC                     com              761152107     8338 137120.00SH       SOLE                137120.00
SCHLUMBERGER LTD F             com              806857108     6109 110385.64SH       SOLE                110385.64
STARBUCKS CORP                 com              855244109     4577 188340.00SH       SOLE                188340.00
STERICYCLE INC                 com              858912108     8544 130290.00SH       SOLE                130290.00
STRATASYS INC                  com              862685104     6473 263563.00SH       SOLE                263563.00
STRYKER CORP                   com              863667101     5457 109008.51SH       SOLE                109008.51
SYSCO CORPORATION              com              871829107     1123 39320.00 SH       SOLE                 39320.00
TARGET CORPORATION             com              87612E106     7455 151620.96SH       SOLE                151620.96
WALGREEN COMPANY               com              931422109     6432 240889.38SH       SOLE                240889.38
WATERS CORP                    com              941848103     7173 110859.00SH       SOLE                110859.00
FEDERATED KAUFMANN A                            314172677       94 21181.46 SH       SOLE                 21181.46